UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  November 30, 2008

Item 1. Report to Stockholders.

Semi-Annual Report
November 30, 2008
(Unaudited)

Iman Fund

IMAN FUND
January 20, 2009

Dear Shareholder,

Assalumu Alaykum (greetings of peace).

The last six months were difficult for investors in the US and abroad. There was no place to hide. Stocks, real estate, commodities and bonds all tumbled. As far as stocks, diversification among industries, market capitalization, asset classes, investment styles and even regions was not of much help in this environment. The decline in stock prices was widespread and severe. By November 2008, stocks went down to levels not seen in eleven years and the equity market witnessed record volatility. Broad US stock indices were down more than 40%. Developed European markets were hurt more and Japan was down about 50%, while many emerging market indices were off more than 55%. The depth of the housing and mortgage crisis decimated banks and other financial institutions precipitating a worldwide recession. Lending dried up and consumer confidence and consumption were shattered extending the crisis to the retail sector. Unprecedented government and central bank intervention worldwide only blunted what could have been even a worse outcome.

Iman Fund declined 44.12% in the last six months ending November 30, 2008. The Morningstar Large Cap Growth and Morningstar Medium Cap Growth categories declined 39.84% and 46.43% respectively, for the same period. Morningstar considers the Iman Fund in their Large Cap Growth Category for comparison purposes. The Islamic principles followed by Iman Fund helped performance as it shunned investments in the devastated banking and financial sectors. It also resulted in the Fund avoiding highly leveraged companies and favoring companies with strong balance sheets (no debt and low debt companies). But our overweighed positions in the energy and technology sectors and being underweighted in defensive sectors like food had an adverse impact on the Fund.

The last sixty years witnessed many recessions, stock market “panics,” the painful 1973-74 bear market, the Crash of 1987, the post 9/11 and internet bubble free fall, and other market dislocations both here and abroad from which the economy and the markets have always rebounded. This is not to be dismissive of the depth of the current crisis. But we need to always have a long-term outlook. The Fund invests in what we believe are financially strong, well-managed businesses that have prospects to become more successful. If these businesses’ long-term prospects change, we sell their shares. However, just because a business may be earning less or even losing money for a short period does not necessarily mean that its viability or long-term growth prospects are necessarily threatened. In most cases, these businesses should recover their value over time.

As we say goodbye to 2008 with no fond memories (in investing), we are setting our sights on 2009 hoping that it will bring recovery of some of the losses investors incurred in the last six months. But we do not have any illusion of a fast V shaped upswing in stock prices. Our optimism, with the change of the US administration, is tempered by the realization of the depth of the problems this new administration inherits. However, there are encouraging signs that the healing process may have begun. The stimulus package likely to be enacted soon is of unprecedented size and is intended to have a significant impact on the recession. However, the recovery is not likely to begin till late 2009 at best. But the stock markets look ahead. If past history is any indication, we will likely see the stock markets improve before the economic reports confirm that the recovery is underway. So, we could invest with a long-term view in companies that, in our view, offer the best opportunities for price appreciation in the early stage of economic recovery.

IMAN FUND

We realize that shareholders in Iman Fund, like shareholders in other investments, have lost this year and we want you to know how hard we are working to best position ourselves as we seek to recover these losses back. Thank you for your continued trust and support.

Bassam Osman
President, Iman Fund

Past performance is not a guarantee of future results.

The opinions expressed are those of the Iman Fund and are subject to change, not guaranteed, and should not be considered investment advice.

Please see page 5 for complete standardized performance information. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For performance information current to the most recent month-end please call 1-888-FUNDS-85.

Current and future portfolio holdings are subject to risk.

The Morningstar Category Average, such as the Large Cap Growth and the Medium Cap Growth categories, is the average return for the peer group based on the returns of each individual fund within the group.  The total return of the Morningstar Category Average does not include the effect of sales charges.  You cannot invest directly in a Morningstar Category Average.

Mutual Fund investing involves risk; principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic, and currency risks and differences in accounting methods. It is possible that the Islamic Shari'ah restrictions placed on investments and reflected in the main investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions. While the fund can invest in growth or value stocks, it should be noted that growth stocks typically are more volatile than value stocks; value stocks have a lower expected growth rate in earnings and sales.

The Iman Fund is distributed by Quasar Distributors, LLC. (1/09)

IMAN FUND
EXPENSE EXAMPLE
November 30, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/08 - 11/30/08).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/08	11/30/08	6/1/08 - 11/30/08*
Actual	$1,000.00	$558.80	$6.92
Hypothetical (5% return before expenses)	1,000.00	1,016.19	8.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.77% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2008 (Unaudited)

IMAN FUND
Total Rate of Return
For the Period June 30, 2000 to November 30, 2008
(Unaudited)

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date).  Performance reflects fee waivers and recapture in effect. In the absence of fee waiver and recapture, the total return would vary. As of the six months ended November 30, 2008,  The Iman Fund has chosen to continue to use the Russell 3000 Growth Index as the comparison benchmark.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and commonly used to measure U.S. markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

				Since SEC
	Six	One	Five	Effective Date
Average Annual Total Return as of November 30, 2008	Months	Year	Years	June 30, 2000
Iman Fund	(44.12)%	(42.49)%	(2.93)%	(7.03)%
Dow Jones Islamic Market USA Index*	(33.72)%	(33.60)%	(0.54)%	(6.24)%
Russell 3000 Growth Index**	(38.40)%	(39.85)%	(3.00)%	(9.55)%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.  The average annual performance since SEC effective date of the Russell 3000 Growth Index does not include the reinvestment of dividends.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2008 (Unaudited)

Number of		Market
Shares		Value
COMMON STOCKS - 99.5%
	AEROSPACE - 0.7%
3,500	United Technologies Corp.	$169,855
	AIR FREIGHT &
	LOGISTICS - 3.2%
5,500	FedEx Corp.	388,575
6,200	United Parcel Service, Inc.- Class B	357,120
		745,695
	AUTO COMPONENTS - 0.2%
1,500	Magna International Inc.-Class A (b)	42,165
	AUTOMOBILES - 0.5%
1,200	Harley-Davidson, Inc.	20,412
6,000	Thor Industries, Inc.	93,840
		114,252
	BEVERAGES - 0.9%
3,600	PepsiCo, Inc.	204,120
	BIOTECHNOLOGY - 7.1%
9,000	Alexion Pharmaceuticals, Inc. (a)	302,940
8,000	Amgen, Inc. (a)	444,320
5,500	Genentech, Inc. (a)	421,300
5,700	Gilead Sciences, Inc. (a)	255,303
10,000	Seattle Genetics, Inc. (a)	86,600
6,000	Vertex Pharmaceuticals Inc. (a)	147,540
		1,658,003
	CHEMICALS - 2.2%
4,100	Agrium Inc. (b)	128,822
5,000	Ashland Inc	47,750
1,000	Monsanto Co.	79,200
1,200	Mosaic Co.	36,420
2,300	Syngenta AG - ADR (b)	82,846
4,400	Terra Industries Inc.	64,724
8,000	Zoltek Companies, Inc. (a)	64,400
		504,162
	COMMERCIAL
	SERVICES - 0.4%
5,000	Career Education Corp. (a)	92,400
	COMMERCIAL SERVICES &
	SUPPLIES - 1.1%
5,500	The Brink’s Co.	119,735
2,000	CoStar Group Inc. (a)	65,240
3,000	Layne Christensen Co. (a)	67,740
		252,715
	COMMUNICATIONS
	EQUIPMENT - 5.2%
13,500	Cisco Systems, Inc. (a)	223,290
13,300	Corning Inc.	119,833
7,000	EchoStar Corp. - Class A (a)	119,490
7,500	Harris Corp.	261,600
9,000	Infinera Corp. (a)	87,840
5,500	Juniper Networks, Inc. (a)	95,590
8,200	QUALCOMM, Inc.	275,274
1,100	Research In Motion Ltd. (a)(b)	46,717
		1,229,634
	COMPUTERS &
	PERIPHERALS - 0.6%
1,500	Apple Inc. (a)	139,005
	CONSTRUCTION &
	ENGINEERING - 5.0%
7,000	Aecom Technology Corp. (a)	185,430
15,700	Chicago Bridge & Iron Co N.V. (b)	159,669
6,100	Foster Wheeler Ltd. (a)(b)	135,786
7,500	Granite Construction Inc.	321,675
3,000	Jacobs Engineering Group Inc. (a)	134,310
5,300	McDermott International, Inc. (a)(b)	51,675
9,000	Quanta Services, Inc. (a)	146,340
500	Vulcan Materials Co.	29,990
		1,164,875
	COPPER ORES - 0.2%
15,500	Ivanhoe Mines Ltd. (a)	36,580
	DISTRIBUTORS - 0.2%
1,100	Genuine Parts Co.	43,065

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2008 (Unaudited)

Number of		Market
Shares		Value

COMMON STOCKS (Continued)
	DIVERSIFIED CONSUMER
	SERVICES - 0.5%
5,500	Brink’s Home Security
	Holdings, Inc. (a)	$110,000
	DIVERSIFIED
	TELECOMMUNICATION
	SERVICES - 0.6%
9,075	Chunghwa Telecom
	Co. Ltd. - ADR (b)	141,933
	DRILLING OIL AND GAS
	WELLS - 0.6%
19,500	Pioneer Drilling Co. (a)	143,130
	ELECTRICAL
	EQUIPMENT - 2.8%
8,000	Acuity Brands, Inc.	215,680
5,000	AZZ Inc. (a)	120,300
9,000	Baldor Electric Co.	148,320
700	Rockwell Automation, Inc.	21,805
6,033	SunPower Corp. (a)	156,979
		663,084
	ELECTRONIC EQUIPMENT &
	INSTRUMENTS - 1.8%
3,300	Agilent Technologies, Inc. (a)	62,139
3,000	Amphenol Corp. - Class A	69,660
3,000	FLIR Systems, Inc. (a)	93,060
8,300	NIDEC CORPORATION - ADR (b)	102,754
3,000	ScanSource, Inc. (a)	51,030
2,000	Trimble Navigation Ltd. (a)	40,720
		419,363
	ENERGY EQUIPMENT &
	SERVICES - 5.7%
2,000	Core Laboratories N.V. (b)	133,220
1,700	Diamond Offshore Drilling, Inc.	125,460
1,300	FMC Technologies, Inc. (a)	35,711
8,000	Natural Gas Services Group (a)	82,400
1,000	Noble Corp. (b)	26,790
21,500	Patterson-UTI Energy, Inc.	268,535
13,000	Rowan Companies, Inc.	225,550
6,600	Schlumberger Ltd. (b)	334,884
10,000	Superior Well Services, Inc. (a)	102,500
		1,335,050
	FOOD PRODUCTS - 1.4%
4,000	Lance, Inc.	78,120
4,415	Nestle SA - ADR (b)	159,712
4,000	Peet’s Coffee & Tea Inc. (a)	90,280
		328,112
	GOLD ORES - 0.1%
3,000	FNX Mining Co. Inc. (a)(b)	7,407
5,000	Teck Cominco Ltd.-Class B (b)	24,600
		32,007
	HEALTH CARE
	EQUIPMENT &
	SUPPLIES - 5.4%
2,100	Becton, Dickinson & Co.	133,413
6,000	C.R. Bard, Inc.	492,180
1,000	DENTSPLY International, Inc.	26,080
10,000	Illumina, Inc. (a)	220,100
3,700	Medtronic, Inc.	112,924
7,500	Zimmer Holdings, Inc. (a)	279,900
		1,264,597
	HEALTH CARE PROVIDERS
	& SERVICES - 1.1%
3,000	Fresenius Medical Care
	AG & Co. KGaA - ADR (b)	131,850
7,000	PSS World Medical, Inc. (a)	121,730
		253,580
	HOUSEHOLD
	DURABLES - 0.1%
2,800	Panasonic Corp. - ADR (b)	33,432
	HOUSEHOLD
	PRODUCTS - 0.6%
2,000	Colgate-Palmolive Co.	130,140

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2008 (Unaudited)

Number of		Market
Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIAL
	CONGLOMERATES - 0.6%
2,000	3M Co.	$133,860
	INTERNET & CATALOG
	RETAIL - 0.2%
3,000	VistaPrint Ltd. (a)(b)	49,050
	INTERNET SOFTWARE &
	SERVICES - 0.9%
750	Google Inc. (a)	219,720
	IT SERVICES - 3.0%
8,000	Accenture Ltd. - Class A (b)	247,840
9,500	Automatic Data Processing, Inc.	390,070
2,500	Infosys Technologies Ltd. - ADR (b)	62,875
		700,785
	MACHINERY - 6.8%
5,000	Ampco-Pittsburgh Corp.	83,250
4,000	Bucyrus International, Inc. - Class A	78,120
7,500	CIRCOR International, Inc.	163,725
7,000	Illinois Tool Works, Inc.	238,840
3,500	Joy Global Inc.	81,515
7,000	Kaydon Corp.	215,950
5,000	L.B. Foster Co.- Class A (a)	159,350
7,500	The Manitowoc Co., Inc.	59,100
6,000	Parker Hannifin Corp.	246,480
8,500	Robbins & Myers, Inc.	191,250
4,500	Sun Hydraulics Corp.	68,490
		1,586,070
	MANAGEMENT
	SERVICES - 1.0%
7,200	Michael Baker Corp. (a)	236,880
	MANUFACTURED
	HOMES - 0.4%
4,600	Skyline Corp.	106,122
	MEDICINAL CHEMICALS
	AND BOTANICAL
	PRODUCTS - 1.6%
7,300	Novo-Nordisk A/S - ADR (b)	373,030
	METALS & MINING - 4.4%
2,100	Agnico-Eagle Mines Ltd. (b)	79,086
7,500	Brush Engineered Materials Inc. (a)	86,850
3,500	Haynes International, Inc. (a)	63,805
5,000	Kaiser Aluminum Corp.	105,550
5,500	Newmont Mining Corp.	185,075
1,500	Nucor Corp.	53,520
6,000	Randgold Resources Ltd. - ADR (b)	229,380
3,000	Schnitzer Steel Industries, Inc.	81,000
12,500	Sims Group Ltd. - ADR (b)	115,250
3,500	Universal Stainless & Alloy
	Products, Inc. (a)	42,700
		1,042,216
	OFFICE ELECTRONICS - 1.3%
10,000	CANON Inc. - ADR (b)	297,600
	OIL & GAS - 9.2%
2,500	BG Group PLC - ADR (b)	176,461
3,500	Contango Oil & Gas Co. (a)	183,890
6,100	EOG Resources, Inc.	518,622
3,500	Imperial Oil Ltd. (b)	117,810
3,000	Occidental Petroleum Corp.	162,420
7,400	Royal Dutch Shell
	PLC - Class A - ADR (b)	395,530
20,300	StatoilHydro ASA - ADR (b)	345,506
1,980	Stone Energy Corp. (a)	32,908
11,500	Tesco Corp. (a)(b)	79,350
1,000	Total SA - ADR - ADR (b)	52,750
2,500	Ultra Petroleum Corp. (a)(b)	101,575
		2,166,822
	PAPER & FOREST PRODUCTS - 0.5%
2,500	Deltic Timber Corp.	119,800
	PERSONAL PRODUCTS - 0.1%
1,600	Avon Products, Inc.	33,760

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2008 (Unaudited)

Number of		Market
Shares		Value
COMMON STOCKS (Continued)
	PHARMACEUTICALS - 5.0%
5,000	Abbott Laboratories	$261,950
1,200	Alcon, Inc. (b)	95,748
15,000	Amylin Pharmaceuticals, Inc. (a)	111,150
3,500	Auxilium Pharmaceuticals Inc. (a)	76,230
4,500	Eli Lilly & Co.	153,675
2,000	Forest Laboratories, Inc. (a)	48,360
1,000	Genzyme Corp. (a)	64,020
6,000	Johnson & Johnson	351,480
		1,162,613
	ROAD & RAIL - 0.1%
2,000	Providence and Worcester Railroad Co.	21,980
	SEMICONDUCTOR &
	SEMICONDUCTOR
	EQUIPMENT - 4.3%
8,300	Applied Materials, Inc.	79,514
5,500	Atheros Communications (a)	80,300
3,800	Broadcom Corp. - Class A (a)	58,178
15,500	Cree, Inc. (a)	246,140
9,500	Cymer, Inc. (a)	223,155
22,000	Cypress Semiconductor Corp. (a)	82,060
7,500	Intel Corp.	103,500
14,000	Rambus, Inc. (a)	144,340
		1,017,187
	SOFTWARE - 6.2%
9,000	Adobe Systems, Inc. (a)	208,440
18,900	Microsoft Corp.	382,158
2,000	Nintendo Co., Ltd - ADR (a)(b)	77,747
13,500	Salesforce.com, Inc. (a)	386,370
7,000	Synopsys, Inc. (a)	112,210
10,000	Teradata Corp. (a)	134,300
8,400	VMware Inc.- Class A (a)	162,540
		1,463,765
	SPECIALTY RETAIL - 3.6%
10,000	Bed Bath & Beyond, Inc. (a)	202,900
12,000	Best Buy Co., Inc.	248,520
3,200	Foot Locker, Inc.	21,536
4,000	O’Reilly Automotive, Inc. (a)	104,280
15,100	Staples, Inc.	262,136
		839,372
	TEXTILES, APPAREL &
	LUXURY GOODS - 1.3%
5,700	Nike, Inc. - Class B	303,525
	WATER SUPPLY - 0.1%
12,500	Pure Cycle Corporation (a)	33,875
	WIRELESS
	TELECOMMUNICATION
	SERVICES - 0.7%
2,500	China Mobile Ltd. - ADR (b)	114,575
2,500	NTT DoCoMo, Inc. - ADR (b)	41,925
		156,500
	TOTAL COMMON STOCKS
	(Cost $37,737,517)	23,315,486
	Total Investments
	(Cost $37,737,517) - 99.5%	23,315,486
	Other Assets in
	Excess of Liabilities - 0.5%	119,783
	TOTAL NET ASSETS - 100.0%	$23,435,269

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at November 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's (Portfolio’s) net assets as of November 30, 2008:

Other
		Investments	Financial
Description		in Securities	Instruments
Level 1 -	Quoted prices	$23,315,486	$—
Level 2 -	Other significant
	observable inputs	—	—
Level 3 -	Significant unobservable
	inputs	—	—
Total		$23,315,486	$—

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2008 (Unaudited)

Assets:
Investments in securities, at market value (cost: $37,737,517)	$23,315,486
Cash	334,761
Receivable for Fund shares sold	1,610
Dividends receivable	32,001
Other assets	11,346
Total Assets	23,695,204

Liabilities:
Payable to Advisor	19,154
Payable for Fund shares redeemed	166,746
Accrued expenses and other liabilities	74,035
Total Liabilities	259,935
Net Assets	$23,435,269

Net Assets Consist of:
Paid-in capital	$37,764,661
Accumulated net realized gain on investments	92,639
Unrealized depreciation on investments	(14,422,031)
Net Assets	$23,435,269

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,327,218
Net asset value, redemption price and offering price per share	$5.42

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
November 30, 2008 (Unaudited)

For the
Six Months Ended
November 30, 2008
(Unaudited)
Investment income:
Dividend Income (net of foreign tax withheld of $6,136)	$173,010
Expenses:
Advisory fees	149,581
Shareholder servicing and accounting fees	32,094
Registration fees	12,732
Professional fees	33,801
Administration fees	25,203
Reports to shareholders	3,339
Custody fees	5,844
Miscellaneous expenses	13,334
Total expenses	275,928
Net investment loss	(102,918)
Net realized and unrealized loss:
Net realized loss on investments	(97,316)
Change in unrealized depreciation on investments	(18,810,078)
Net realized and unrealized loss on investments	(18,907,394)
Net decrease in net assets from operations	$(19,010,312)

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008
Operations:
Net investment loss	$(102,918)	$(118,243)
Net realized gain (loss) on investments	(97,316)	3,830,546
Change in unrealized appreciation/depreciation on investments	(18,810,078)	7,265
Net increase (decrease) in net assets from operations	(19,010,312)	3,719,568

Capital share transactions (Note 4):
Shares sold	1,626,183	8,734,662
Reinvested dividends	—	18,088
Shares redeemed	(2,318,697)	(4,505,492)
Capital contribution from affiliate (Note 3)	1,251	47,358
Net increase in net assets from capital shares transactions	(691,263)	4,294,616

Distributions to shareholders:
From net investment income	—	—
From net realized gain on investments	—	(66,916)
Total distributions to shareholders	—	(66,916)

Total increase (decrease) in net assets	(19,701,575)	7,947,268

Net assets at beginning of year	43,136,844	35,189,576
Net assets at end of year (including accumulated undistributed
net investment losses of $0 and $0, respectively)	$23,435,269	$43,136,844

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period

	Six Months
	Ended
	November 30,		Year Ended May 31,
	2008									2004
	(Unaudited)		2008		2007		2006		2005	Class K(4)
Net asset value,
beginning of period	$9.70		$8.84		$7.37		$6.97		$6.64	$5.73
Income (loss) from
investment operations:
Net investment income (loss)	(0.05	)(1)	(0.03	)(1)	(0.01	)(1)	(0.02	)(1)	0.02 (1)	(0.02	)(2)
Net realized and unrealized
gains (losses) on investments	(4.23)		0.90		1.48		0.43		0.32	0.94
Total from
Investment Operations	(4.28)		0.87		1.47		0.41		0.34	0.92
Less distributions paid:
From net investment income	—		—		—		(0.01)		(0.01)	(0.01)
From net realized gain
on investment	—		(0.01)		—		—		—	—
Total distributions paid	—		(0.01)		—		(0.01)		(0.01)	(0.01)
Net asset value, end of period	$5.42		$9.70		$8.84		$7.37		$6.97	$6.64
Total Return	(44.12)%		9.91%		19.95%		5.93%		5.10%	16.07%
Net assets at end of period (000’s)	$23,435		$43,156		$35,190		$26,800		$23,697	$21,439
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.59%		1.36%		1.52%		1.63%		1.72%	1.99%
After waiver and
expense reimbursement	1.59	%(5)	1.42%		1.67%		1.57%		1.50%	1.47%
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(0.59)%		(0.25)%		0.02%		(0.29)%		0.12%	(0.77)%
After expense reimbursement	(0.59	)%(5)	(0.31)%		(0.13)%		(0.23)%		0.34%	(0.25)%
Portfolio turnover rate	37.4%		138.7%		32.2%		0.9%		4.0%	4.5	%(3)

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income (loss) per share is based on daily average shares outstanding.
(3)	Calculated on basis of the Fund as a whole without distinguishing between classes of shares issued.
(4)	Effective October 30, 2003, the Trust terminated Class M shares; leaving one class of shares.
(5)	Effective October 1, 2008, the Fund no longer has an Expense Waiver Agreement in place.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2008 (Unaudited)

1.	Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc.  (“AAA”or the “Advisor”), a Delaware corporation, serves as investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund: Class K.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose price the Fund’s investment advisor, Allied Asset Advisors, Inc. (the “Advisor”), anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Advisor in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.  Prior to October 1, 2003, the Fund’s investment objective was to match the total return of the Dow Jones Islamic Market USA IndexSM (the “Index”) by investing substantially all of its assets in roughly the same proportions as the stocks were represented in the Index.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the six months ended November 30, 2008.

•	Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  The Fund has adopted FAS No. 157, effective June 1, 2008.  Management has determined that FAS No. 157 had no material impact on the Fund’s financial statements.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards

No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position and performance.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2008 (Unaudited)

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

Effective November 30, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the year ended May 31, 2008, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004. The Fund has no examination in progress.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.  For the year ended May 31, 2008, the Fund utilized a capital loss carryover of $3,572,714.

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$39,166,992
Gross tax unrealized appreciation	$6,669,674
Gross tax unrealized depreciation	(2,892,271)
Net tax unrealized appreciation	$3,777,403
Undistributed ordinary income	—
Undistributed long-term capital gain	806,060
Total distributable earnings	$806,060
Other accumulated losses	(4,046)
Total accumulated gains	$4,579,417

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions as well as post-October loss.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.  The Fund had post-October losses of $4,046 for the fiscal year ended May 31, 2008.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Year Ended	Year Ended
	May 31, 2008	May 31, 2007
Ordinary income	$—	$—
Long-term capital gains	66,916	—

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2008 (Unaudited)

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.  For the fiscal year ended May 31, 2008 undistributed net investment loss was decreased by $114,197, accumulated net realized gains were increased by $4,510, and additional paid-in capital was decreased by $118,707.

3.	Investment Advisory Agreement

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).

Effective October 1, 2006 through September 30, 2008, the Advisor has contractually agreed to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.70% of average net assets.

The Advisor may recapture a portion of the amount waived or reimbursed, subject solely to Board approval.  As of May 31, 2008, the Advisor had recaptured all available waived amounts.

The capital contribution from the affiliate was due to the decision to retroactively adopt the new SEC guidance regarding recoupment of previously waived expenses when the expense cap has changed, which resulted in the Advisor repaying to the Fund any amounts recouped that were considered to be ineligible under the new guidance.  In addition, the Fund was reimbursed for any resulting NAV errors caused by retroactively adopting this guidance.  The reimbursement by the Advisor of ineligible fees previously recouped has been presented net of fees recaptured by the Advisor on the Fund’s Statement of Operations.

For the six months ended November 30, 2008, the Fund had advisory expenses of $149,581 and at November 30, 2008, the Fund had $19,154 payable to the Advisor.

4.	Capital Share Transactions

Transactions in shares of the Fund for the six months ended November 30, 2008, were as follows:

	Amount	Shares
Shares sold	$1,626,183	204,704
Shares redeemed	(2,318,697)	(326,735)
Net increase	$(692,514)	(122,031)
Shares Outstanding:
Beginning of period		4,449,249
End of period		4,327,218

Transactions in shares of the Fund for the year ended May 31, 2008, were as follows:

	Amount	Shares
Shares sold	$8,734,662	966,996
Shares redeemed	(4,505,492)	(498,475)
Shares reinvested	18,088	1,914
Net increase	$4,247,258	470,435
Shares Outstanding:
Beginning of period		3,978,814
End of period		4,449,249

5.	Securities Transactions

During the six months ended November 30, 2008, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $13,039,266 and $13,590,063, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of November 30, 2008, the North American Islamic Trust (“NAIT”) held 71% of the Fund.  NAIT is the parent company of the Advisor.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2008 (Unaudited)

7.	Results of Special Meeting of Shareholders

At a Special Meeting of Shareholders of the Iman Fund held on August 25, 2008, shareholders approved the following proposals:

Proposal 1: The election of the Funds’ Boards of Trustees/Directors.

			Percent of Outstanding
Nominee	“Affirmative”	“Withheld”	Fund Shares voted Affirmative
Abdalla Idris Ali	3,901,833	12,614	87.71%
Mohammed Kaiseruddin	3,901,680	12,767	87.70%
Bassm Osman	3,897,138	17,309	87.60%
Proposal 2: To approve an increase in Advisory Fees.
			Percent of Outstanding
Voted	Shares voted	Percent of voted	Fund Shares voted
For	$3,411,874	87.16%	76.69%
Against	30,009	0.77%	0.67%
Abstain	3,372	0.09%	0.08%
Broker Non-Vote	469,192	11.98%	10.55%
Total	$3,914,447	100.00%	87.99%

No other business was discussed.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2008 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Records for the 12-Month Period Ended June 30, 2008 (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended August 31, 2004.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Westlake, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Bell, Boyd & Lloyd, LLP
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund.  01/09

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By   /s/Bassam Osman
Bassam Osman, President

Date  1/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/Bassam Osman
Bassam Osman, President

Date  1/28/09

By   /s/Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date  1/28/09